Stockholders' Equity (Details Textual) - USD ($)				1 Months Ended								3 Months Ended	9 Months Ended	12 Months Ended
	May 14, 2019	Mar. 09, 2019	Oct. 12, 2018	Mar. 27, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 20, 2018	Oct. 18, 2018	Feb. 28, 2018	Jan. 31, 2017	Dec. 31, 2014	Mar. 31, 2018	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019
Stockholders' Equity (Textual)
Exercise price per share													$ 0.99
Common stocks issued														17,746	487,212
Shares issued for cashless exercise of warrants														17,770	487,707
Net proceeds													$ 5,941,547
Aggregate common stock issued													$ 7,288,225
Converted shares of common stock			10,731,669					10,731,669
Percentage of convertible promissory notes			7.00%					7.00%
Unit Purchase Agreements And Subscription Agreement [Member]
Stockholders' Equity (Textual)
Exercise price per share	$ 2.25
Common stocks issued	2,276,329			714,285
Net proceeds	$ 3,106,000			$ 1,000,000
Price per unit	$ 1.50			$ 1.40
Warrants issued	$ 1,138,161
Stock-based compensation - warrants [Member]
Stockholders' Equity (Textual)
Exercise price per share				$ 2.25
Weighted average fair value of options granted													$ 1.50
Expected dividends rate														0.00%
Legal Cost													$ 40,000
Term of warrant													5 years
Stock-based compensation - warrants [Member] | Private Placement [Member]
Stockholders' Equity (Textual)
Exercise price per share													$ 0.99
Term of warrant													5 years
Warrants issued													$ 854,334
Common Stock [Member]
Stockholders' Equity (Textual)
Issuance of common stock for consulting services, shares												3,750		3,750	6,125
Common stock for issuances of restricted common stocks														3,750	6,125
Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share														$ 1.50
Minimum [Member] | Stock-based compensation - warrants [Member]
Stockholders' Equity (Textual)
Discount rate														2.13%
Expected life term														6 years
Expected volatility rate														83.70%
Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share														$ 1.65
Maximum [Member] | Stock-based compensation - warrants [Member]
Stockholders' Equity (Textual)
Discount rate														2.806%
Expected life term														10 years
Expected volatility rate														99.40%
Stock-based compensation - warrants [Member]
Stockholders' Equity (Textual)
Exercise price per share		$ 1.75			$ 1.75
Aggregate fair value of warrants issued														$ 1,594,000	$ 209,740
Issuance of common stock for consulting services, shares														338,600	150,000
Number of options granted					120,000		100,000
Stock options exercisable period					10 years		10 years
Options exercise price		$ 1.15			$ 1.15
Unrecognized stock-based compensation expense														$ 81,000	$ 0
Aggregate intrinsic value of warrants vested and outstanding														$ 215,000	149,000
Warrants issued to note holders														4,803,330
Warrants issued to placement agent, share														804,000
Aggregate fair value of options		$ 95,131			$ 112,183		$ 93,762
Discount rate		2.42%			2.49%		269.00%
Expected life term		5 years			6 years 2 months 30 days		6 years 2 months 30 days
Expected volatility rate		102.00%			102.00%		102.30%
Expected dividends rate		0.00%			0.00%		0.00%
Expenses from issuances of warrants														$ 50,000	$ 210,000
Common stock issuable upon exercise of warrants													2,574,570	2,574,570
Stock-based compensation - warrants [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share														$ 0.75	$ 1.00
Stock-based compensation - warrants [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share														$ 1.65	$ 3.55
Stock Option And Equity Incentive Plan [Member]
Stockholders' Equity (Textual)
Number of options granted										4,111,769	1,611,769
Stock options exercisable period														10 years
Number of shares available for future grants under stock option plan														3,505,279
Shares authorized to be issued									2,500,000	2,500,000
Stock Option And Equity Incentive Plan [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Number of options granted									4,111,768
Stock Option And Equity Incentive Plan [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Number of options granted									6,611,769
Employee Stock Option [Member]
Stockholders' Equity (Textual)
Number of options granted														2,650,000
Unrecognized stock-based compensation expense														$ 1,511,000
Unvested stock options weighted average remaining service period														3 years 1 month 6 days
Weighted average fair value of options granted													$ 1.15	$ 0.82
Discount rate														0.00%	0.00%
Expected life term														6 years 2 months 30 days	6 years 2 months 30 days
Expected volatility rate															105.70%
Weighted average remaining service period													7 years	7 years
Options vested, description														2,450,000 options vest at a rate of 6.25% each quarter over 4 years, and 200,000 vest on the accomplishment of a clinical trial event. The fair value of the options on the grant date ranges from $0.65 to $0.71 per share using the Black-Scholes Option pricing model.
Employee Stock Option [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Options exercise price														$ 0.80
Discount rate														2.14%	2.14%
Expected volatility rate														99.90%
Employee Stock Option [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Options exercise price														$ 0.88
Discount rate														2.61%	2.31%
Expected volatility rate														101.60%
Stock-based compensation - restricted common stock [Member]
Stockholders' Equity (Textual)
Unrecognized stock-based compensation expense														$ 0	$ 6,150
Recognized weighted average remaining service period														0 years	1 year 4 months 24 days
Vested shares to be issued														3,750	4,625
Stock Option [Member]
Stockholders' Equity (Textual)
Number of options granted							2,700,000			4,111,768
Stock options exercisable period							10 years						10 years
Number of shares available for future grants under stock option plan													4,868,528
Options exercise price							$ 1.15
Vesting period							4 years
Aggregate intrinsic value of warrants outstanding													$ 4,057,000			$ 215,000
Shares authorized to be issued										2,500,000
Aggregate fair value of options							$ 2,500,000
Discount rate							269.00%
Expected life term							6 years 2 months 30 days
Expected volatility rate							10230.00%
Expected dividends rate							0.00%
Stock-based compensation expense													$ 3,448,900
Weighted average remaining service period													3 years 4 months 6 days
Stock Option [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Number of options granted						6,611,768			4,111,768
Stock Option [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Number of options granted						10,611,768			6,611,768